26. POST-EMPLOYMENT OBLIGATIONS (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost		R$ (18)	R$ (15)	R$ (19)
Interest on the actuarial obligation		(1,213)	(1,161)	(1,246)
Estimated total expense in 2019 as per actuarial report		2,775	903	537
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Current service cost	R$ 26
Interest on the actuarial obligation	1,147
Expected return on the assets of the Plan	(682)
Estimated total expense in 2019 as per actuarial report	491
Pension Plans and Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost		(1)	(4)	(5)
Interest on the actuarial obligation		(963)	(959)	(980)
Expected return on the assets of the Plan		2,003	1,220	1,100
Estimated total expense in 2019 as per actuarial report		2,058	467	414
Pension Plans and Retirement Supplement Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Current service cost	1
Interest on the actuarial obligation	887
Expected return on the assets of the Plan	(682)
Estimated total expense in 2019 as per actuarial report	206
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost		(14)	(10)	(11)
Interest on the actuarial obligation		(208)	(172)	(178)
Estimated total expense in 2019 as per actuarial report		576	402	66
Health Plan [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Current service cost	21
Interest on the actuarial obligation	215
Expected return on the assets of the Plan
Estimated total expense in 2019 as per actuarial report	236
Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost			0
Interest on the actuarial obligation		(5)	(4)	(3)
Estimated total expense in 2019 as per actuarial report		11	8	2
Dental Plan [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Current service cost	1
Interest on the actuarial obligation	4
Expected return on the assets of the Plan
Estimated total expense in 2019 as per actuarial report	5
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost		(3)	(2)	(3)
Interest on the actuarial obligation		(38)	(25)	(85)
Estimated total expense in 2019 as per actuarial report		R$ 130	R$ 26	R$ 55
Life Insurance Plan [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Current service cost	3
Interest on the actuarial obligation	41
Expected return on the assets of the Plan
Estimated total expense in 2019 as per actuarial report	R$ 44